Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Net income before noncontrolling interests	$ 23,238	$ 3,662	[1]	$ 20,206	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	(4,155)	14,129		2,687
Changes in fair value of MSRs and LHFS carried at fair value	(1,188)	4,321		3,702
Depreciation, amortization and accretion	7,890	8,219	[1]	6,573	[1]
Deferred income tax benefit	(1,292)	(3,289)	[1]	(3,192)	[1]
Other, net	(12,194)	7,024	[2]	(3,239)	[2]
Originations and purchases of loans held for sale	(158,923)	(181,961)		(159,309)
Proceeds from sales of and paydowns on loans originally classified as held for sale	101,293	122,592		114,155
Net change in:
Debt and equity securities, held for trading	19,334	43,214		22,066
Derivative assets and liabilities	(2,472)	(5,492)		(2,665)
Other assets	15,477	(12,304)		3,034
Other accrued expenses and liabilities	1,467	1,936	[1]	2,712	[1]
Net cash provided (used) by operating activities	(11,525)	2,051		6,730
Net change in:
Federal funds sold and securities purchased under resale agreements	(551)	36,468		(21,933)
Available-for-sale debt securities:
Proceeds from sales	17,958	48,638		9,386
Prepayments and maturities	75,701	78,174		46,542
Purchases	(110,431)	(91,545)		(57,015)
Held-to-maturity debt securities:
Paydowns and maturities	79,517	36,641		13,684
Purchases	(71,245)	(46,755)		(8,649)
Equity securities, not held for trading:
Proceeds from sales and capital returns	4,933	12,187		6,143
Purchases	(7,680)	(8,677)		(6,865)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(28,809)	53,718		(23,698)
Proceeds from sales of loans originally classified as held for investment	31,847	9,359		12,038
Purchases of loans	(389)	(1,313)		(2,033)
Principal collected on nonbank entities’ loans	8,985	7,927		3,912
Loans originated by nonbank entities	(11,237)	(13,052)		(5,274)
Other, net	3,782	784	[2]	4,131	[2]
Net cash provided (used) by investing activities	(7,619)	122,554		(29,631)
Net change in:
Deposits	78,582	81,755		36,137
Short-term borrowings	(24,590)	(45,513)		(1,275)
Long-term debt:
Proceeds from issuance	1,275	38,136		53,381
Repayment	(47,134)	(65,347)		(60,996)
Preferred stock:
Proceeds from issuance	5,756	3,116		0
Redeemed	(6,675)	(3,602)		(1,550)
Cash dividends paid	(1,205)	(1,290)		(1,391)
Common stock:
Repurchased	(14,464)	(3,415)		(24,533)
Cash dividends paid	(2,422)	(4,852)		(8,198)
Other, net	(361)	(231)	[2]	(711)	[2]
Net cash used by financing activities	(11,238)	(1,243)		(9,136)
Net change in cash, cash equivalents, and restricted cash	(30,382)	123,362		(32,037)
Cash, cash equivalents, and restricted cash at beginning of period	264,612	141,250		173,287
Cash, cash equivalents, and restricted cash at end of period	234,230	264,612		141,250
Supplemental cash flow disclosures:
Cash paid for interest	4,384	8,414		18,834
Cash paid for income taxes, net	$ 3,166	$ 1,175		$ 7,493

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	Prior period balances have been revised to conform with the current period presentation.